Long-Term Debt - Interest Expense and Related Fees 2020 Term Loan Facility and 2021 Credit Facility (Details) - East West Bank - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Long-Term Debt
Total interest expense and amortization of deferred financing costs	$ 164	$ 124
Revolving Credit Facility 2023
Long-Term Debt
Interest expense – Lafayette Square	102
Amortization of deferred financing costs	$ 62
2020 Revolving Credit Facility
Long-Term Debt
Interest expense – Lafayette Square		23
Amortization of deferred financing costs		$ 101